Benefit Plans (Schedule of Assumptions Used to Determine Projected Benefit Obligations and Net Periodic Pension Costs) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan | Minimum
Defined Benefit Plan, Assumptions Used to Determine Projected Benefit Obligations
Discount rate (%)	0.25%	0.00%
Defined Benefit Plan, Assumptions Used to Determine Net Periodic Pension Costs
Discount rate (%)	0.00%	0.00%	0.50%
Expected long-term rate of return on plan assets (%)	1.35%	0.19%	1.35%
Japan | Maximum
Defined Benefit Plan, Assumptions Used to Determine Projected Benefit Obligations
Discount rate (%)	0.40%	0.50%
Defined Benefit Plan, Assumptions Used to Determine Net Periodic Pension Costs
Discount rate (%)	0.50%	0.19%	0.75%
Expected long-term rate of return on plan assets (%)	2.00%	2.00%	2.00%
Foreign Pension Plans | Minimum
Defined Benefit Plan, Assumptions Used to Determine Projected Benefit Obligations
Discount rate (%)	1.60%	1.60%
Rate of increase in compensation levels (%)	0.00%	2.50%
Defined Benefit Plan, Assumptions Used to Determine Net Periodic Pension Costs
Discount rate (%)	1.60%	1.70%	1.40%
Expected long-term rate of return on plan assets (%)	3.30%	4.00%	4.10%
Rate of increase in compensation levels (%)	2.50%	2.50%	2.50%
Foreign Pension Plans | Maximum
Defined Benefit Plan, Assumptions Used to Determine Projected Benefit Obligations
Discount rate (%)	4.05%	4.18%
Rate of increase in compensation levels (%)	3.50%	3.50%
Defined Benefit Plan, Assumptions Used to Determine Net Periodic Pension Costs
Discount rate (%)	4.18%	4.21%	4.00%
Expected long-term rate of return on plan assets (%)	7.50%	7.50%	7.75%
Rate of increase in compensation levels (%)	3.50%	3.50%	4.00%